As filed with the Securities and Exchange Commission on August 19, 2013.

Securities Act File No. 333-170122

Investment Company File No. 811-22487

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒

and/or

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1940	☒
Amendment No. 24	☒

(Check appropriate box or boxes)

DBX ETF TRUST

(Exact name of Registrant as specified in its charter)

60 Wall Street

New York, New York 10005

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(212) 250-5883

Alex Depetris

DBX ETF Trust

60 Wall Street

New York, New York 10005

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on August 27, 2013 pursuant to paragraph (b)(1)(iii) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on (date) pursuant to paragraph (a)(2) of Rule 485 .

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A for DBX ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until August 27, 2013, the effectiveness of Post-Effective Amendment No. 5 (“PEA No. 5”), which was filed with the Commission via EDGAR Accession No. 0001193125-13-032189 on January 31, 2013, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 5 by means of this filing, Parts A, B and C of PEA No. 5 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the db X-trackers Harvest China Fund (formerly, the db X-trackers Harvest CSI 300 Index ETF) is incorporated herein by reference to Part A of PEA No. 5.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the db X-trackers Harvest China Fund (formerly, the db X-trackers Harvest CSI 300 Index ETF) is incorporated herein by reference to Part B of PEA No. 5.

PART C – OTHER INFORMATION

The Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 5.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the 19th day of August, 2013.

DBX ETF Trust

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities stated and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ Alex Depetris
Alex Depetris	Trustee and Chairman, President,	August 19, 2013
Chief Executive Officer and Secretary

/s/ Michael Gilligan
Michael Gilligan	Treasurer, Chief Financial Officer and Controller	August 19, 2013

/s/ J. David Officer*
J. David Officer	Trustee	August 19, 2013

/s/ Stephen R. Byers*
Stephen R. Byers	Trustee	August 19, 2013

/s/ George O. Elston*
George O. Elston	Trustee	August 19, 2013

*By:	/s/ Alex Depetris
Alex Depetris (attorney-in-fact)